FINANCIAL INSTRUMENTS AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of commondity derivatives
The table below is a summary of the Company's commodity derivatives as of December 31, 2012:

			Weighted Avg
Natural Gas	Period	MMBtu/d	Price per MMBtu
Collars	Jan 2013 - Dec 2013	12,500	$4.50 - $5.96(1)
Swaps	Jan 2013 - Dec 2013	15,500	$3.52
Ceilings sold (call)	Jan 2014 - Dec 2014	16,000	$5.91
			Weighted Avg
Crude Oil	Period	Bbl/d	Price per Bbl
Collars	Jan 2013 - Dec 2013	2,763	$81.38 - $97.61
Three-way collar (2)	Jan 2014 - Dec 2014	663	$65.00 - $85.00 - $91.25
Three-way collar (2)	Jan 2015 - Dec 2015	259	$70.00 - $85.00 - $91.25
Three-way collar (2)	Jan 2013 - Dec 2013	2,000	$60.63 - $80.00 - $100.00
Three-way collar (2)	Jan 2014 - Dec 2014	4,000	$64.94 - $85.00 - $102.50
Three-way collar (3)	Jan 2013 - Dec 2013	763	$65.00 - $91.25 - $101.25
Swaps	Jan 2013 - Dec 2013	1,000	$91.46
Floors sold (put)	Jan 2013 - Dec 2013	1,438	$65.00

(1) Weighted averages prices for sold put and sold call, respectively.
(2) These three-way collars are a combination of three options: a sold put, a purchased put, and a sold call.
(3) This three-way collar is a combination of three options: a sold put, a purchased call, and a sold call.

Schedule of fair value of derivative contracts
The following table summarizes the fair value of the Company's derivative contracts as of the dates indicated:

	Derivatives not designated as hedging instruments
	Gross Derivative Assets		Gross Derivative Liabilities
	December 31,		December 31,
	2012	2011	2012	2011
Commodity	(in thousands)
Derivative assets - current	$4,882	$5,732	$—	$—
Derivatives and other long term assets	—	1,192	—	—
Derivative and other current liabilities	—	—	(3,501)	(5,800)
Derivative liabilities - long term	—	—	(3,976)	(6,112)
Total commodity	$4,882	$6,924	$(7,477)	$(11,912)

Financial
Derivative assets - current	$264	$—	$—	$—
Derivative liabilities - long term	—	—	(43,548)	—
Total financial	$264	$—	$(43,548)	$—

Schedule of net gain (loss) on derivative contracts
The following table summarizes the net gain (loss) on all derivative contracts included in other income (expense) on the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010:

	For the Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss)	$11,294	$(2,136)	$3,877
Unrealized gain (loss)	10,945	(4,210)	(3,063)
Net gain (loss) on derivative contracts	$22,239	$(6,346)	$814